Equity Method Investments in Affiliates	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Investments in and Advances to Affiliates [Abstract]
Equity Method Investments in Affiliates

14. Equity Method Investments in Affiliates

Investment to Indigo Dye Inc.

For the fiscal year ended June 30, 2020, the Company accounted for its investment in Indigo Dye Group as a variable interest entity. The Company owned approximately 29% of Indigo’s outstanding equity and as of December 31, 2020, involved its day-to-day operations, which gave the Company the power to direct the activities of Indigo that most significantly impact its economic performance. Accordingly, the Company recognized the carrying value of the non-controlling interest as a component of total shareholders’ equity, and the consolidated financial statements included the financial position and results of operations of Indigo as of and for the periods ended December 31, 2021 and June 30, 2021.

During quarter ended December 31, 2020, the Company began plans to open new locations via purchasing equity in other Brand/Franchises to cover delivery for the entire California. Therefore, the Company is not likely at this time to exercise its option to acquire the additional 30% interest in Indigo. In addition, the Company is no longer involved in day-to-day operations of Indigo and going forward, the Company intends to pursue cannabis delivery independent from Indigo. As of October 1, 2020, the Company ceased to have control over the day-to-day business of Indigo and it was deconsolidated and recorded as an investment in nonconsolidated affiliate at its $564,819 estimated fair value and changed to equity method of accounting. Pursuant to the terms of the Indigo agreement, if the Company determines, in its discretion not to continue to make monthly payments, its 40% ownership interest in Indigo will be decreased according to the payment then made. As of December 31, 2021, the Company did not receive any distributions nor dividends from Indigo Dye. In addition, the Company impaired $43,800 of the investment as of December 31, 2020 due to lack of providing financial information from Indigo Dye Inc. As of December 31, 2021, the Company still held approximately 32% of the ownership of Indigo Dye Group.

As of December 31, 2021, the Company recorded equity method investment in affiliates at $380,660, net with $60,747 loss from equity method investment.

18. Equity Method Investments in Affiliates

Investment to Indigo Dye Inc. –

For the fiscal syear ended June 30, 2020, the Company accounted for its investment in Indigo Dye Group as a variable interest entity. The Company owned approximately 29% of Indigo’s outstanding equity and as of September 30, 2020, involved its day-to-day operations, which gave the Company the power to direct the activities of Indigo that most significantly impact its economic performance. Accordingly, the Company recognized the carrying value of the non-controlling interest as a component of total shareholders’ equity, and the consolidated financial statements included the financial position and results of operations of Indigo as of and for the periods ended June 30, 2020 and September 30, 2020.

During quarter ended December 31, 2020, the Company plans to open new locations via purchasing equity in other Brand/Franchises to cover delivery for the entire California. Therefore, the Company is not likely at this time to exercise its option to acquire the additional 30% interest in Indigo. In addition, the Company is no longer involved in day-to-day operations of Indigo and going forward, the Company intends to pursue cannabis delivery independent from Indigo. As of October 1, 2020, the Company ceased to have control over the day-to-day business of Indigo and it was deconsolidated and recorded as an investment in nonconsolidated affiliate at its $564,819 estimated fair value and changed to equity method of accounting. Pursuant to the terms of the Indigo agreement, if the Company determines, in its discretion not to continue to make monthly payments, its 40% ownership interest in Indigo will be decreased according to the payment then made. As of June 30, 2021, the Company did not receive any distributions nor dividends from Indigo Dye. In addition, the Company impaired $43,800 of the investment as of December 31, 2020 due to lack of providing financial information from Indigo Dye Inc. As of June 30, 2021, the Company still held approximately 32% of the ownership of Indigo Dye Group.

As of June 30, 2021, the Company recorded equity method investment in affiliates at $441,407, net with $81,725 loss from equity method investment.